Annual Fund Operating Expenses - Principal Exchange-Traded Funds	Jul. 06, 2019
Principal International Multi-Factor Core Index ETF | Principal International Multi-Factor Core Index ETF
Prospectus:
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.25%	[1]
Principal U.S. Large-Cap Multi-Factor Core Index ETF | Principal U.S. Large-Cap Multi-Factor Core Index ETF
Prospectus:
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.15%	[2]
Principal U.S. Small-MidCap Multi-Factor Core Index ETF | Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Prospectus:
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.20%	[3]

[1]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[2]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[3]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.